Impairment Loss	12 Months Ended
Dec. 31, 2015
Impairment Loss
Impairment Loss

23. Impairment Loss

        As of December 31, 2015, December 31, 2014 and December 31, 2013 the Company concluded that events and circumstances triggered the existence of potential impairment of its long-lived assets. These indicators included volatility in the spot market and decline in the vessels' market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. As at December 31, 2015 and December 31, 2014, the Company's assessment concluded that step two of the impairment analysis was required for certain of its vessels, as the undiscounted projected net operating cash flows of certain vessels did not exceed the carrying value of the respective vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. As of December 31, 2015 and December 31, 2014, the Company recorded an impairment loss of $39.0 million and $75.8 million, respectively for its older vessels that are held and used. Additionally, impairment loss of $2.1 million was recorded for the vessel held for sale as of December 31, 2015. No impairment loss of vessels was recorded in 2013.

        Israel Corporation Ltd., the parent company of ZIM Integrated Shipping Services Ltd. ("ZIM"), announced that ZIM reached an agreement in principle with its creditors, including the Company, for a restructuring of its obligations. This agreement included a significant reduction in the charter rates payable by ZIM for the remaining life of its time charters, expiring in 2020 or 2021, for six of the Company's vessels and the Company's receipt of unsecured, interest bearing ZIM notes maturing in nine years and ZIM shares in exchange for such reductions and cancellation of ZIM's other obligations to the Company. Based on these anticipated terms, the Company wrote down the value of its long-term receivables from ZIM as of December 31, 2013 and recognized a $19.0 million impairment charge with respect thereto, resulting in an outstanding long-term receivable of $25.8 million as of December 31, 2013 (also refer to Note 8, "Other non-current assets").